Income Taxes (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expense (benefit)	$ 0	$ 0
Uncertain tax positions	$ 0	$ 0	$ 0
Deferred tax assets valuation allowance			$ 4,880,000
Loss carry forwards for federal tax purposes will expire			expire beginning in 2030.
Current tax provision
Deferred tax provision
Federal [Member]
NOL carry forwards			$ 11,818,000
State [Member]
NOL carry forwards			$ 6,886,000